CHAPMAN AND CUTLER LLP                                   111 WEST MONROE STREET
                                                        CHICAGO, ILLINOIS 60603



                                February 19, 2010


Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549


        Re:  First Trust Exchange-Traded AlphaDEX(R) Fund (the "Registrant")
                                  File No. 333-140895
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Ladies and Gentlemen:

         On behalf of the Registrant, in accordance with the provisions of Rule 497(j) of Regulation C under the Securities Act of 1933, as amended, (the "Securities Act"), this letter serves to certify that the most recent amendment to the Registration Statement on Form N-1A (the "Registration Statement") of the Registrant does not differ from that which would have been filed pursuant to Rule 497(c) of the Securities Act. The Registration Statement relates to First Trust Consumer Discretionary AlphaDEX(R) Fund, First Trust Consumer Staples AlphaDEX(R) Fund, First Trust Energy AlphaDEX(R) Fund, First Trust Financials AlphaDEX(R) Fund, First Trust Health Care AlphaDEX(R) Fund, First Trust Industrials/Producer Durables AlphaDEX(R) Fund, First Trust Materials AlphaDEX(R) Fund, First Trust Technology AlphaDEX(R) Fund, First Trust Utilities AlphaDEX(R) Fund, First Trust Large Cap Core AlphaDEX(R) Fund, First Trust Mid Cap Core AlphaDEX(R) Fund, First Trust Small Cap Core AlphaDEX(R) Fund, First Trust Large Cap Value Opportunities AlphaDEX(R) Fund, First Trust Large Cap Growth Opportunities AlphaDEX(R) Fund, First Trust Multi Cap Value AlphaDEX(R) Fund and First Trust Multi Cap Growth AlphaDEX(R) Fund, each a series of the Registrant. Post-Effective Amendment No. 6, which was the most recent amendment to the Registration Statement, was filed electronically with the Securities and Exchange Commission on February 19, 2010.

         If you have any questions or comments, please telephone the undersigned at (312) 845-3484.

                                Very truly yours,

                                CHAPMAN AND CUTLER LLP



                                By:  /s/ Morrison C. Warren
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                                     Morrison C. Warren